Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Oct. 31, 2012 CNY (¥)	Oct. 31, 2012 USD ($)
Purchase obligations under "take or pay" arrangements
Total		$ 15,643,200	$ 7,500	¥ 48,700	$ 7,500	¥ 64,800	$ 10,000
Polysilicon [Member]
Purchase obligations under "take or pay" arrangements
2017	¥ 349,625	50,356
2018	1,539,797	221,777
2019	2,078,637	299,386
2010	2,078,637	299,386
2021	2,078,637	299,386
Thereafter	7,517,867	1,082,798
Total	¥ 15,643,200	$ 2,253,089